UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         February 18, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:   $224,024
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE
                                    OF               VALUE      SHRS OR             INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT    SH/ PRN  DISCRETION  SOLE  SHARED  NONE
BERKSHIRE HATHAWAY                 COM  084670108      12,698          128   SH        SOLE                     128
INTERNATIONAL BUSINESS MACHINE     COM  459200101      11,123       84,970   SH        SOLE                  84,970
PEPSICO INCORPORATED               COM  713448108       9,972      164,020   SH        SOLE                  164,020
BHP BILLITON LTD - SPON ADR        ADR  088606108       9,429      123,130   SH        SOLE                  123,130
3M COMPANY                         COM  88579Y101       8,846      107,000   SH        SOLE                  107,000
UNION PACIFIC CORPORATION          COM  907818108       8,435      132,000   SH        SOLE                  132,000
SCHLUMBERGER LTD                   COM  806857108       8,162      125,400   SH        SOLE                  125,400
EXXON MOBIL CORPORATION            COM  30231G102       7,846      115,062   SH        SOLE                  115,062
WAL-MART STORES                    COM  931142103       7,831      146,512   SH        SOLE                  146,512
CATERPILLAR TRACTOR CO             COM  149123101       7,637      134,000   SH        SOLE                  134,000
ROYAL DUTCH SHELL PLC - ADR A      ADR  780259206       7,003      116,500   SH        SOLE                  116,500
EMERSON ELECTRIC CO                COM  291011104       6,624      155,500   SH        SOLE                  155,500
MEDCO HEALTH SOLUTIONS INC         COM  58405U102       5,723       89,550   SH        SOLE                  89,550
ORACLE CORP                        COM  68389X105       5,627      229,400   SH        SOLE                  229,400
CISCO SYSTEMS INC                  COM  17275R102       5,616      234,600   SH        SOLE                  234,600
PRAXAIR INC                        COM  74005P104       5,541       69,000   SH        SOLE                  69,000
PROCTER & GAMBLE CO                COM  742718109       5,517       91,000   SH        SOLE                  91,000
COVIDIEN LTD                       COM  G2554F105       5,500      114,850   SH        SOLE                  114,850
HOSPIRA INC                        COM  441060100       5,324      104,400   SH        SOLE                  104,400
ILLINOIS TOOL WORKS                COM  452308109       5,279      110,000   SH        SOLE                  110,000
KIMBERLY CLARK CORPORATION         COM  494368103       4,727       74,200   SH        SOLE                  74,200
HEWLETT-PACKARD CO.                COM  428236103       4,337       84,200   SH        SOLE                  84,200
TARGET CORP                        COM  87612E106       4,293       88,750   SH        SOLE                  88,750
PHILIP MORRIS INTERNATIONAL        COM  718172109       4,282       88,850   SH        SOLE                  88,850
ABBOTT LABS                        COM  002824100       4,103       76,000   SH        SOLE                  76,000
ENBRIDGE INC.                      COM  29250N105       4,067       88,000   SH        SOLE                  88,000
MERCK & CO.                        COM  58933Y105       3,881      106,200   SH        SOLE                  106,200
INTEL CORP                         COM  458140100       3,737      183,200   SH        SOLE                  183,200
LOWE'S CORP                        COM  548661107       3,520      150,500   SH        SOLE                  150,500
GENERAL ELECTRIC COMPANY           COM  369604103       3,480      230,000   SH        SOLE                  230,000
HSBC HOLDINGS PLC-SPONS ADR        ADR  404280406       3,424       59,970   SH        SOLE                  59,970
MICROSOFT CORP.                    COM  594918104       3,353      110,000   SH        SOLE                  110,000
BRISTOL-MYERS SQUIBB CO            COM  110122108       3,237      128,200   SH        SOLE                  128,200
JM SMUCKER CO                      COM  832696405       3,106       50,300   SH        SOLE                  50,300
BP P.L.C.                          COM  055622104       3,014       52,000   SH        SOLE                  52,000
SPECTRA ENERGY CORP                COM  847560109       2,880      140,400   SH        SOLE                  140,400
AMETEK INC                         COM  031100100       2,224       58,160   SH        SOLE                  58,160
YUM BRANDS INC                     COM  988498101       2,059       58,870   SH        SOLE                  58,870
WEATHERFORD INTERNATIONAL          COM  H27013103       1,898      106,000   SH        SOLE                  106,000
VISA INC/A                         COM  92826C839       1,749       20,000   SH        SOLE                  20,000
TRANSOCEAN LTD                     COM  H8817H100       1,457       17,600   SH        SOLE                  17,600
DEVRY INC                          COM  251893103       1,413       24,900   SH        SOLE                  24,900
FRANKLIN RESOURCES                 COM  354613101       1,271       12,060   SH        SOLE                  12,060
ITC HOLDINGS CORP                  COM  465685105       1,199       23,010   SH        SOLE                  23,010
NALCO HOLDINGS CO                  COM  62985Q101         814       31,900   SH        SOLE                  31,900
FLOWSERVE CORP                     COM  34354P105         766        8,100   SH        SOLE                   8,100

GRAND TOTALS                                          224,024    4,518,392


